ACQUISITIONS (Schedule of Components of Intangible Assets Associated with Acquisition) (Details) - USD ($) $ in Thousands						12 Months Ended
		Nov. 30, 2015	Feb. 10, 2015	Jul. 15, 2014	Jan. 02, 2014	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Impairment						$ 8,471	$ 19,941
In-process R&D [Member]
Business Acquisition [Line Items]
Impairment							2,000
Undertone [Member]
Business Acquisition [Line Items]
Intangible assets		$ 63,200
Undertone [Member] | Acquired Technology [Member]
Business Acquisition [Line Items]
Intangible assets	[1]	$ 19,500
Estimated useful lives		5 years
Undertone [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets	[2]	$ 30,000
Estimated useful lives		6 years
Undertone [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets	[3]	$ 4,200
Undertone [Member] | Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives		1 year
Undertone [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets	[4]	$ 9,500
Estimated useful lives		4 years
Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Intangible assets			$ 3,454
Make Me Reach SAS [Member] | Acquired Technology [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,261
Estimated useful lives			5 years
Make Me Reach SAS [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets			$ 395
Estimated useful lives			5 years
Make Me Reach SAS [Member] | Distribution channel [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,798
Estimated useful lives			5 years
Grow Mobile [Member]
Business Acquisition [Line Items]
Intangible assets				$ 5,640
Impairment						$ 8,471
Grow Mobile [Member] | Acquired Technology [Member]
Business Acquisition [Line Items]
Intangible assets				$ 4,025
Estimated useful lives				4 years
Grow Mobile [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets				$ 1,615
Estimated useful lives				5 years
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Intangible assets					$ 49,930
Amount of intangible assets for which development is completed							2,000
Impairment							$ 19,941
Perion Network Ltd [Member] | Acquired Technology [Member]
Business Acquisition [Line Items]
Intangible assets					$ 28,390
Perion Network Ltd [Member] | Acquired Technology [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives					3 years
Perion Network Ltd [Member] | Acquired Technology [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives					5 years
Perion Network Ltd [Member] | In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets					$ 8,100
Estimated useful lives	[5]						4 years
Amount of intangible assets for which development is completed							$ 6,100
Perion Network Ltd [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets					$ 13,440
Perion Network Ltd [Member] | Trade name [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives					4 years
Perion Network Ltd [Member] | Trade name [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives					11 years

[1]	Acquired technology represents the combined technology for delivering and administering Undertone's attention-grabbing, full-page video adverts and other advertising formats.
[2]	Customer relationships represent the existing relationships and agreements with Undertone brands and advertisers.
[3]	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.
[4]	Tradename represents trade names and logos under which Undertone markets and sells its services.
[5]	In 2014 the Company completed the development of $6,100 and estimated the useful life at 4 years, the remaining balance of $2,000 was impaired (see Note 5)